Aug. 08, 2017
UBS EMERGING MARKETS EQUITY FUND
UBS EMERGING MARKETS EQUITY FUND
The UBS Funds

Prospectus Supplement

•	UBS Emerging Markets Equity Fund

August 8, 2017

Dear Investor,

The purpose of this supplement is to update certain information for the UBS Emerging Markets Equity Fund series (the "Fund") of The UBS Funds (the "Trust"). This supplement discloses variations to sales load waivers and discounts that would apply to investors that purchase Class A or Class C shares of the Fund through a single intermediary or category of multiple intermediaries.

Effective immediately, the Prospectus is hereby revised as follows:

The "Summary" section for the fund is revised by adding the following sentences as the last two sentences of the first paragraph of the sub-section captioned "Fees and expenses":

Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A on page A-1 of this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.